Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 288,914
Depreciation expenses	(26,930)		$ (27,461)	$ (28,143)
Additions	23,164		27,979	26,069
Impairment losses	93	$ 4	0	0
Ending balance	283,694	$ 9,484	288,914
Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	940,891		946,460	936,128
Additions			27,979	26,069
Disposal			(33,350)	(15,448)
Effect of foreign exchange differences			60	(176)
Others			(258)	(113)
Ending balance			940,891	946,460
Accumulated depreciation, amortization and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(651,977)		(657,752)	(644,958)
Depreciation expenses			(27,461)	(28,143)
Disposal			33,228	15,182
Effect of foreign exchange differences			(20)	47
Others			28	120
Ending balance			(651,977)	(657,752)
Land [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	103,972
Ending balance			103,972
Land [Member] | Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	103,972		104,079	103,872
Additions			0	0
Disposal			(71)	(158)
Effect of foreign exchange differences			0	0
Others			(36)	365
Ending balance			103,972	104,079
Land [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	0		0	0
Depreciation expenses			0	0
Disposal			0	0
Effect of foreign exchange differences			0	0
Others			0	0
Ending balance			0	0
Land improvements [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	263
Ending balance			263
Land improvements [Member] | Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,601		1,595	1,581
Additions			0	0
Disposal			0	(5)
Effect of foreign exchange differences			0	0
Others			6	19
Ending balance			1,601	1,595
Land improvements [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,338)		(1,293)	(1,248)
Depreciation expenses			(45)	(50)
Disposal			0	4
Effect of foreign exchange differences			0	0
Others			0	1
Ending balance			(1,338)	(1,293)
Buildings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	44,784
Ending balance			44,784
Buildings [Member] | Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	72,911		72,694	67,738
Additions			21	30
Disposal			0	(108)
Effect of foreign exchange differences			0	0
Others			196	5,034
Ending balance			72,911	72,694
Buildings [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(28,127)		(26,799)	(25,591)
Depreciation expenses			(1,356)	(1,402)
Disposal			0	47
Effect of foreign exchange differences			0	0
Others			28	147
Ending balance			(28,127)	(26,799)
Computer equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,115
Ending balance			2,115
Computer equipment [Member] | Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	14,258		14,162	14,295
Additions			52	78
Disposal			(643)	(974)
Effect of foreign exchange differences			0	(1)
Others			687	764
Ending balance			14,258	14,162
Computer equipment [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(12,143)		(11,788)	(11,582)
Depreciation expenses			(983)	(1,192)
Disposal			632	967
Effect of foreign exchange differences			0	0
Others			(4)	19
Ending balance			(12,143)	(11,788)
Telecommunications equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	116,322
Ending balance			116,322
Telecommunications equipment [Member] | Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	715,748		722,054	715,692
Additions			159	193
Disposal			(31,984)	(13,739)
Effect of foreign exchange differences			60	(172)
Others			25,459	20,080
Ending balance			715,748	722,054
Telecommunications equipment [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(599,426)		(607,154)	(596,497)
Depreciation expenses			(24,236)	(24,492)
Disposal			31,952	13,712
Effect of foreign exchange differences			(20)	45
Others			32	78
Ending balance			(599,426)	(607,154)
Transportation equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	231
Ending balance			231
Transportation equipment [Member] | Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	3,882		3,834	3,866
Additions			0	1
Disposal			(29)	(62)
Effect of foreign exchange differences			0	0
Others			77	29
Ending balance			3,882	3,834
Transportation equipment [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(3,651)		(3,513)	(3,237)
Depreciation expenses			(162)	(330)
Disposal			29	63
Effect of foreign exchange differences			0	0
Others			(5)	(9)
Ending balance			(3,651)	(3,513)
Miscellaneous equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,582
Ending balance			2,582
Miscellaneous equipment [Member] | Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	9,874		9,515	8,943
Additions			334	193
Disposal			(623)	(402)
Effect of foreign exchange differences			0	(3)
Others			648	784
Ending balance			9,874	9,515
Miscellaneous equipment [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(7,292)		(7,205)	(6,803)
Depreciation expenses			(679)	(677)
Disposal			615	389
Effect of foreign exchange differences			0	2
Others			(23)	(116)
Ending balance			(7,292)	(7,205)
Construction in progress and equipment to be accepted [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	18,645
Ending balance			18,645
Construction in progress and equipment to be accepted [Member] | Carrying Amount [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	18,645		18,527	20,141
Additions			27,413	25,574
Disposal			0	0
Effect of foreign exchange differences			0	0
Others			(27,295)	(27,188)
Ending balance			18,645	18,527
Construction in progress and equipment to be accepted [Member] | Accumulated depreciation, amortization and impairment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 0		0	0
Depreciation expenses			0	0
Disposal			0	0
Effect of foreign exchange differences			0	0
Others			0	0
Ending balance			$ 0	$ 0